Investment in an Equity Investee (Details) - Schedule of investment in an equity investee - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of investment in an equity investee [Abstract]
Urban Tea Management Inc.	$ 310,000	$ 210,000
Guokui Management Inc. (“Guokui”)	320,000
Chuangyeying Brand Management Co., Ltd. (“CYY”)	394,822
Store Master Food Trading Co., Ltd. (“Store Master”)	714,478
Less: Share of results of equity investees	(182,287)	(22,245)
Total	$ 1,557,013	$ 187,755